Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000005469 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000005469 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000005469 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005469 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005469 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005469 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005469 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005469 | Sea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005469 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005469 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005469 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000005469 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000005469 | Video Gaming
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000005469 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005469 | European Telecom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005469 | Rest of World Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005469 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005469 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005469 | Rest of The World Telecom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005469 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000169955 | Netflix
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000169955 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000169955 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169955 | T-Mobile U.S.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169955 | Deutsche Telekom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169955 | Spotify Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169955 | Nintendo
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169955 | Sea
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000169955 | Constellation Software
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169955 | MercadoLibre
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000169955 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000169955 | Direct-to-Consumer Subscription Services
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000169955 | Video Gaming
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000169955 | U.S. Wireless
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169955 | European Telecom
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000169955 | Rest of World Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169955 | Live Entertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000169955 | U.S. Internet Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169955 | Rest of The World Telecom
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169955 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	24.40%